Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (5,691)	$ (5,972)
Lease liabilities	(1,021)	(1,096)
Cash and cash equivalents	875	1,164	[1]	$ 528		$ 619
Pledged deposits (related to back borrowings)	0	1
Net cash (debt) including derivatives related to debt	(5,849)	(5,885)
Trade payables (excluding accruals)	(46)	(40)
Derivative financial liabilities	12	(17)
Put option liability	(262)	(264)	[1]
Trade receivables	351	371	[1]
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(5,691)	(5,972)
Lease liabilities	(1,021)	(1,096)
Cash and cash equivalents	875	1,164
Pledged deposits (related to back borrowings)	0	1
Refundable deposit	0	0
Derivative financial instruments	12	(17)
Net cash (debt) including derivatives related to debt	(5,825)	(5,920)
Future interest commitments related to debt and financing		(1,502)
Future interest commitments related to debt and financing	(1,484)
Future interest commitments related to leases	(759)	(928)
Trade payables (excluding accruals)	(576)	(510)
Other financial liabilities (including accruals)	(1,214)	(1,389)
Put option liability	(262)	(264)
Trade receivables	351	371
Other financial assets	735	717
Net financial liabilities	(9,034)	(9,425)
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(113)	(186)
Lease liabilities	(123)	(107)
Cash and cash equivalents	875	1,164
Pledged deposits (related to back borrowings)	0	1
Refundable deposit	0	0
Derivative financial instruments	0	(17)
Net cash (debt) including derivatives related to debt	639	855
Future interest commitments related to debt and financing		(308)
Future interest commitments related to debt and financing	(311)
Future interest commitments related to leases	(146)	(157)
Trade payables (excluding accruals)	(576)	(510)
Other financial liabilities (including accruals)	(1,185)	(1,052)
Put option liability	(262)	(264)
Trade receivables	351	371
Other financial assets	568	613
Net financial liabilities	(922)	(452)
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(1,824)	(1,902)
Lease liabilities	(525)	(490)
Cash and cash equivalents	0	0
Pledged deposits (related to back borrowings)	0	0
Refundable deposit	0	0
Derivative financial instruments	12	0
Net cash (debt) including derivatives related to debt	(2,336)	(2,392)
Future interest commitments related to debt and financing		(1,088)
Future interest commitments related to debt and financing	(1,069)
Future interest commitments related to leases	(410)	(476)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	(29)	(337)
Put option liability	0	0
Trade receivables	0	0
Other financial assets	167	104
Net financial liabilities	(3,676)	(4,189)
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(3,755)	(3,884)
Lease liabilities	(373)	(498)
Cash and cash equivalents	0	0
Pledged deposits (related to back borrowings)	0	0
Refundable deposit	0	0
Derivative financial instruments	0	0
Net cash (debt) including derivatives related to debt	(4,128)	(4,383)
Future interest commitments related to debt and financing		(106)
Future interest commitments related to debt and financing	(104)
Future interest commitments related to leases	(203)	(295)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Put option liability	0	0
Trade receivables	0	0
Other financial assets	0	0
Net financial liabilities	$ (4,435)	$ (4,784)
Commercial Banks | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	20.00%	26.00%
Bonds | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	64.00%	58.00%
Development Finance Institutions | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	1.00%	1.00%
Leases | Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	15.00%	15.00%

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.